Long-Term Debt - Additional Information (Detail) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 23, 2014	Nov. 30, 2014	Sep. 29, 2015	Dec. 30, 2014	Dec. 31, 2013	Dec. 25, 2012
Debt Instrument [Line Items]
Interest related to the long-term debt and principal payments				$ 588,000	$ 455,000	$ 292,000
Credit Facility [Member] | California Bank & Trust [Member]
Debt Instrument [Line Items]
Amount refinanced under revolving credit facility	$ 35,000,000
Credit facility, maturity			Jul. 23, 2017	Jul. 23, 2017
Borrowings amount outstanding under credit facility	$ 11,100,000		$ 0	$ 0
Commitment fees, percentage	0.25%
Commitment fees, payment frequency			The Company's Credit Facility also requires payment for commitment fees that accrue on the daily unused commitment of the lender at 0.25%, payable quarterly	The Company's Credit Facility also requires payment for commitment fees that accrue on the daily unused commitment of the lender at 0.25%.
Funded debt to EBITDA ratio			200.00%	200.00%
Fixed charge coverage ratio			125.00%	125.00%
Description of EBITDA ratio covenants			Greater than zero for 75%	Greater than zero for 75%
Percentage of EBITDA			75.00%	75.00%
Debt Instrument, Covenant Description			a funded debt to EBITDA ratio of 2.00 to 1.00, a fixed charge coverage ratio of 1.25 to 1.00 and a requirement that EBITDA must be greater than zero for 75% or more of all restaurants open at least six months.	A funded debt to EBITDA ratio of 2.00 to 1.00, a fixed charge coverage ratio of 1.25 to 1.00 and a requirement that EBITDA must be greater than zero for 75% or more of all restaurants open at least six months
Debt Instrument, Covenant Compliance			As of September 29, 2015, the Company was in compliance with all covenants.	As of December 30, 2014, the Company was in compliance with all covenants.
Bridge Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Interest rate on Bridge Loan		2.25%		2.25%